Fair Value of Financial Instruments - Schedule of Valuation of Financial Instruments at Fair Value on a Recurring Basis (Details) (OWP Ventures, Inc.) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Level 1 [Member]
Cash	$ 212,385	$ 125,846
Total assets	212,385	125,846
Convertible note payable
Advances from shareholders
Notes payable
Total liabilities
Total assets and liabilities	212,385	125,846
Level 1 [Member] | OWP Ventures, Inc. [Member]
Cash		125,846
Total assets		125,846
Convertible note payable
Advances from shareholders
Notes payable
Total liabilities
Total assets and liabilities		125,846
Level 2 [Member]
Cash
Total assets	258,754
Convertible note payable
Advances from shareholders	307,141	514,141
Notes payable
Total liabilities	(568,060)	(514,141)
Total assets and liabilities	(309,306)	(514,141)
Level 2 [Member] | OWP Ventures, Inc. [Member]
Cash
Total assets
Convertible note payable
Advances from shareholders		514,141
Notes payable
Total liabilities		(514,141)
Total assets and liabilities		(514,141)
Level 3 [Member]
Cash
Total assets
Convertible note payable	300,000	300,000
Advances from shareholders
Notes payable	200,000	200,000
Total liabilities	(500,000)	(500,000)
Total assets and liabilities	$ (500,000)	(500,000)
Level 3 [Member] | OWP Ventures, Inc. [Member]
Cash
Total assets
Convertible note payable		300,000
Advances from shareholders
Notes payable		200,000
Total liabilities		(500,000)
Total assets and liabilities		$ (500,000)